UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Floating Rate Fund

Investor Class (PRFRX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$39	0.77%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,771,261
Number of Portfolio Holdings	325

Portfolio Turnover Rate	61.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	1.5%
BB Rated	13.6
BB/B Rated	6.4
B Rated	57.0
B/CCC Rated	2.4
CCC Rated and Below	10.6
Not Rated	3.3
Short-Term Holdings	5.2

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

HUB International	2.3%
AssuredPartners	2.3
Cloud Software Group	2.2
Applied Systems	2.2
UKG	1.9
Asurion	1.8
Ellucian Holdings	1.7
Medline Borrower	1.6
Epicor Software	1.6
LifePoint Health	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F194-053 1/25

Floating Rate Fund

Investor Class (PRFRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Floating Rate Fund

Advisor Class (PAFRX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$50	0.97%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,771,261
Number of Portfolio Holdings	325

Portfolio Turnover Rate	61.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	1.5%
BB Rated	13.6
BB/B Rated	6.4
B Rated	57.0
B/CCC Rated	2.4
CCC Rated and Below	10.6
Not Rated	3.3
Short-Term Holdings	5.2

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

HUB International	2.3%
AssuredPartners	2.3
Cloud Software Group	2.2
Applied Systems	2.2
UKG	1.9
Asurion	1.8
Ellucian Holdings	1.7
Medline Borrower	1.6
Epicor Software	1.6
LifePoint Health	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F294-053 1/25

Floating Rate Fund

Advisor Class (PAFRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Floating Rate Fund

I Class (TFAIX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$33	0.64%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,771,261
Number of Portfolio Holdings	325

Portfolio Turnover Rate	61.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	1.5%
BB Rated	13.6
BB/B Rated	6.4
B Rated	57.0
B/CCC Rated	2.4
CCC Rated and Below	10.6
Not Rated	3.3
Short-Term Holdings	5.2

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

HUB International	2.3%
AssuredPartners	2.3
Cloud Software Group	2.2
Applied Systems	2.2
UKG	1.9
Asurion	1.8
Ellucian Holdings	1.7
Medline Borrower	1.6
Epicor Software	1.6
LifePoint Health	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F231-053 1/25

Floating Rate Fund

I Class (TFAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Floating Rate Fund

Z Class (TRIZX)

This semi-annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$1	0.02%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,771,261
Number of Portfolio Holdings	325

Portfolio Turnover Rate	61.3%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

BBB/BB Rated and Above	1.5%
BB Rated	13.6
BB/B Rated	6.4
B Rated	57.0
B/CCC Rated	2.4
CCC Rated and Below	10.6
Not Rated	3.3
Short-Term Holdings	5.2

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

HUB International	2.3%
AssuredPartners	2.3
Cloud Software Group	2.2
Applied Systems	2.2
UKG	1.9
Asurion	1.8
Ellucian Holdings	1.7
Medline Borrower	1.6
Epicor Software	1.6
LifePoint Health	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1252-053 1/25

Floating Rate Fund

Z Class (TRIZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFRX Floating Rate Fund
PAFRX Floating Rate Fund–
.
Advisor Class
TFAIX Floating Rate Fund–
.
I Class
TRIZX Floating Rate Fund–
.
Z Class

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11 $ 9 .68
Investment
activities
Net investment
income
(1)(2)
0 .38 0 .80 0 .62 0 .36 0 .37 0 .43
Net realized and
unrealized gain/
loss 0 .02 0 .28 ( 0 .12 ) ( 0 .41 ) 0 .46 ( 0 .57 )
Total from
investment
activities 0 .40 1 .08 0 .50 ( 0 .05 ) 0 .83 ( 0 .14 )
Distributions
Net investment
income ( 0 .37 ) ( 0 .80 ) ( 0 .63 ) ( 0 .36 ) ( 0 .37 ) ( 0 .43 )
Net realized gain — — ( 0 .01 ) — — —
Total distributions ( 0 .37 ) ( 0 .80 ) ( 0 .64 ) ( 0 .36 ) ( 0 .37 ) ( 0 .43 )
NET ASSET
VALUE
End of period $ 9 .33 $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4 .40% 12 .38% 5 .64% ( 0 .54 ) % 9 .26% ( 1 .56 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .77%
(4)
0 .77% 0 .78% 0 .75% 0 .76% 0 .76%
Net expenses
after waivers/
payments by
Price Associates 0 .77%
(4)
0 .77% 0 .78% 0 .75% 0 .76% 0 .76%
Net investment
income 8 .10%
(4)
8 .69% 6 .87% 3 .79% 3 .88% 4 .54%
Portfolio turnover
rate 61 .3% 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end of
period (in millions) $1,705 $1,550 $1,369 $1,949 $1,038 $865
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 9 .32 $ 9 .04 $ 9 .18 $ 9 .59 $ 9 .13 $ 9 .69
Investment
activities
Net investment
income
(1)(2)
0 .37 0 .79 0 .61 0 .34 0 .35 0 .42
Net realized and
unrealized gain/
loss 0 .02 0 .27 ( 0 .13 ) ( 0 .40 ) 0 .46 ( 0 .57 )
Total from
investment
activities 0 .39 1 .06 0 .48 ( 0 .06 ) 0 .81 ( 0 .15 )
Distributions
Net investment
income ( 0 .36 ) ( 0 .78 ) ( 0 .61 ) ( 0 .35 ) ( 0 .35 ) ( 0 .41 )
Net realized gain — — ( 0 .01 ) — — —
Total distributions ( 0 .36 ) ( 0 .78 ) ( 0 .62 ) ( 0 .35 ) ( 0 .35 ) ( 0 .41 )
NET ASSET
VALUE
End of period $ 9 .35 $ 9 .32 $ 9 .04 $ 9 .18 $ 9 .59 $ 9 .13

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4 .30% 12 .15% 5 .44% ( 0 .74 ) % 9 .00% ( 1 .66 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .04%
(4)
1 .07% 1 .03% 1 .02% 1 .04% 1 .07%
Net expenses
after waivers/
payments by
Price Associates 0 .97%
(4)
0 .97% 0 .97% 0 .97% 0 .98% 0 .98%
Net investment
income 7 .89%
(4)
8 .49% 6 .68% 3 .62% 3 .67% 4 .37%
Portfolio turnover
rate 61 .3% 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end
of period (in
thousands) $10,981 $9,368 $14,621 $21,783 $23,329 $12,506
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 9 .31 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .12 $ 9 .68
Investment
activities
Net investment
income
(1)(2)
0 .38 0 .81 0 .63 0 .37 0 .37 0 .44
Net realized and
unrealized gain/
loss 0 .02 0 .29 ( 0 .12 ) ( 0 .40 ) 0 .46 ( 0 .56 )
Total from
investment
activities 0 .40 1 .10 0 .51 ( 0 .03 ) 0 .83 ( 0 .12 )
Distributions
Net investment
income ( 0 .38 ) ( 0 .81 ) ( 0 .64 ) ( 0 .38 ) ( 0 .38 ) ( 0 .44 )
Net realized gain — — ( 0 .01 ) — — —
Total distributions ( 0 .38 ) ( 0 .81 ) ( 0 .65 ) ( 0 .38 ) ( 0 .38 ) ( 0 .44 )
NET ASSET
VALUE
End of period $ 9 .33 $ 9 .31 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .12

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4 .36% 12 .64% 5 .79% ( 0 .41 ) % 9 .26% ( 1 .33 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .64%
(4)
0 .65% 0 .63% 0 .62% 0 .65% 0 .64%
Net expenses
after waivers/
payments by
Price Associates 0 .64%
(4)
0 .65% 0 .63% 0 .62% 0 .65% 0 .64%
Net investment
income 8 .22%
(4)
8 .81% 6 .96% 3 .95% 3 .95% 4 .65%
Portfolio turnover
rate 61 .3% 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end
of period (in
thousands) $900,415 $820,734 $729,069 $1,097,697 $254,834 $116,787
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11 $ 8 .65
Investment
activities
Net investment
income
(2)(3)
0 .41 0 .87 0 .69 0 .44 0 .45 0 .09
Net realized and
unrealized gain/
loss 0 .03 0 .28 ( 0 .12 ) ( 0 .42 ) 0 .45 0 .46
(4)
Total from
investment
activities 0 .44 1 .15 0 .57 0 .02 0 .90 0 .55
Distributions
Net investment
income ( 0 .41 ) ( 0 .87 ) ( 0 .70 ) ( 0 .43 ) ( 0 .44 ) ( 0 .09 )
Net realized gain — — ( 0 .01 ) — — —
Total distributions ( 0 .41 ) ( 0 .87 ) ( 0 .71 ) ( 0 .43 ) ( 0 .44 ) ( 0 .09 )
NET ASSET
VALUE
End of period $ 9 .33 $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
4 .79% 13 .22% 6 .44% 0 .19% 10 .05% 6 .38%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .62%
(6)
0 .62% 0 .62% 0 .62% 0 .64% 0 .64%
(6)
Net expenses
after waivers/
payments by
Price Associates 0 .02%
(6)
0 .02% 0 .02% 0 .02% 0 .03% 0 .02%
(6)
Net investment
income 8 .86%
(6)
9 .44% 7 .58% 4 .63% 4 .77% 4 .77%
(6)
Portfolio turnover
rate 61 .3% 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end of
period (in millions) $1,155 $1,252 $1,464 $2,285 $2,119 $1,029
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Floating Rate Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Miscellaneous  0.0%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 504 537
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 303 339
Total Asset-Backed Securities (Cost $867) 876
BANK LOANS  85.9% (2)
Aerospace & Defense  1.9%
Apple Bidco, FRN, 1M TSFR + 3.50%, 8.073%, 9/22/28  1,787 1,797
Bleriot U.S. Bidco, FRN, 3M TSFR + 3.25%, 7.854%, 10/31/30  7,073 7,110
Brown Group Holding, FRN, 3M TSFR + 2.75%, 7.315%,
7/1/31 (3) 11,138 11,189
Dynasty Acquisition, FRN, 1M TSFR + 2.25%, 6.823%, 10/31/31  16,880 16,986
Peraton, FRN, 3M TSFR + 8.00%, 12.614%, 2/1/29  5,717 4,607
TransDigm, FRN, 3M TSFR + 2.50%, 7.104%, 2/28/31  16,534 16,528
TransDigm, FRN, 3M TSFR + 2.75%, 7.354%, 8/24/28  10,211 10,223
TransDigm, FRN, 3M TSFR + 2.75%, 7.354%, 3/22/30  4,768 4,770
73,210
Airlines  1.5%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.629%,
4/20/28 (3) 49,792 51,362
SkyMiles IP, FRN, 3M TSFR + 3.75%, 8.367%, 10/20/27  4,194 4,276
55,638
Automotive  2.3%
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 8.687%,
4/6/28  1,754 1,741
Belron Finance, FRN, 1M TSFR + 2.75%, 7.273%, 10/16/31  24,070 24,323
Clarios Global, FRN, 1M TSFR + 2.50%, 7.073%, 5/6/30  8,123 8,169
Mavis Tire Express Services Topco, FRN, 1M TSFR + 3.50%,
8.073%, 5/4/28  14,279 14,386
Tenneco, FRN, 3M TSFR + 4.75%, 9.371%, 11/17/28  5,696 5,547
Tenneco, FRN, 3M TSFR + 5.00%, 9.621%, 11/17/28  7,613 7,432
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 7.834%, 1/30/31  24,020 24,173
85,771
Broadcasting  1.6%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.687%, 8/21/28  8,946 8,952
CMG Media, FRN, 1M TSFR + 3.50%, 8.171%, 6/18/29  12,707 11,144

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.758%,
4/11/29 (3) 20,142 18,317
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.508%,
10/11/29 (4) 7,250 7,250
Univision Communications, FRN, 1M TSFR + 3.25%, 7.937%,
1/31/29  3,394 3,388
Univision Communications, FRN, 1M TSFR + 3.50%, 8.187%,
1/31/29  2,058 2,063
Univision Communications, FRN, 3M TSFR + 4.25%, 8.854%,
6/24/29  7,143 7,173
58,287
Building Products  0.5%
Chariot Buyer, FRN, 1M TSFR + 3.75%, 8.323%, 11/3/28  5,353 5,372
Hunter Douglas, FRN, 3M TSFR + 3.50%, 8.021%, 2/26/29  5,446 5,460
MITER Brands Acquisition Holdco, FRN, 1M TSFR + 3.00%,
7.573%, 3/28/31  7,292 7,351
18,183
Cable Operators  1.0%
Altice France, FRN, 3M TSFR + 5.50%, 10.156%, 8/15/28  13,676 11,175
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.173%, 4/15/27  5,974 5,496
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.109%, 1/18/28  10,401 10,202
Directv Financing, FRN, 1M TSFR + 5.00%, 9.847%, 8/2/27  3,714 3,744
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.937%, 9/25/26  10,039 8,744
39,361
Chemicals  1.8%
Avient, FRN, 3M TSFR + 2.00%, 6.637%, 8/29/29  1,856 1,864
Nouryon Finance B-1, FRN, 3M TSFR + 3.25%, 7.657%, 4/3/28  6,712 6,779
Nouryon Finance B-2, FRN, 3M TSFR + 3.25%, 7.657%, 4/3/28  17,674 17,843
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.058%,
4/23/29  18,494 18,483
Windsor Holdings III, FRN, 1M TSFR + 3.50%, 8.099%, 8/1/30  13,417 13,564
WR Grace Holdings, FRN, 3M TSFR + 3.25%, 7.854%, 9/22/28  10,064 10,130
68,663
Consumer Products  0.5%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.75%,
7.323%, 12/21/28  6,442 6,497
Life Time, FRN, 1M TSFR + 2.50%, 7.152%, 10/22/31  8,050 8,077
Peloton Interactive, FRN, 1M TSFR + 6.00%, 5/30/29 (3) 3,625 3,700
18,274
Container  1.3%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.345%,
12/31/27 (EUR)  3,400 3,613
Charter Next Generation, FRN, 1M TSFR + 3.00%, 7.685%,
12/2/30  40,498 40,799

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.603%,
9/15/28  5,203 5,215
49,627
Energy  2.8%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 8.255%, 2/11/30  8,939 8,997
CPPIB OVM Member U.S., FRN, 3M TSFR + 3.25%, 7.854%,
8/20/31  8,050 8,080
EPIC Crude Services, FRN, 3M TSFR + 3.00%, 7.656%,
10/15/31  18,170 18,288
Goodnight Water Solutions Holdings, FRN, 1M TSFR + 5.25%,
9.935%, 6/4/29  7,481 7,495
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.173%,
9/19/29  9,695 9,739
NGL Energy Operating, FRN, 1M TSFR + 3.75%, 8.323%,
2/3/31 (3) 20,374 20,433
Northriver Midstream Finance, FRN, 3M TSFR + 2.50%, 6.86%,
8/16/30  10,862 10,894
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.323%, 8/1/29  15,875 15,974
WaterBridge NDB Operating, FRN, 3M TSFR + 3.75%, 8.272%,
5/10/29  5,416 5,460
105,360
Entertainment & Leisure  3.1%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
11.595%, 1/4/29  3,635 3,688
Cinemark USA, FRN, 1M TSFR + 2.75%, 7.323%, 5/24/30  3,633 3,641
Crown Finance U.S., FRN, 1M TSFR + 5.25%, 10/30/31 (3) 14,900 14,819
Delta 2, FRN, 3M TSFR + 2.00%, 6.604%, 9/10/31 (3) 22,315 22,399
Motion Finco, FRN, 3M TSFR + 3.50%, 8.104%, 11/12/29  5,642 5,590
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.50%,
7.073%, 8/25/28  7,239 7,232
StubHub Holdco Sub, FRN, 1M TSFR + 4.75%, 9.323%,
3/15/30  7,960 7,959
UFC Holdings, FRN, 1M TSFR + 2.25%, 6.77%, 11/14/31  43,163 43,452
United Talent Agency, FRN, 1M TSFR + 3.75%, 8.372%,
7/7/28 (5) 1,836 1,845
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 7.437%, 5/18/25  6,965 6,966
117,591
Financial  15.6%
Acrisure, FRN, 1M TSFR + 3.00%, 7.599%, 2/16/27  3,572 3,578
Acrisure, FRN, 1M TSFR + 3.25%, 7.849%, 11/6/30  27,660 27,689
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.75%, 7.349%,
9/19/31  42,773 43,014
Apollo Commercial Real Estate Finance, FRN, 1M TSFR +
3.50%, 8.187%, 3/11/28 (5) 3,598 3,562

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Armor Holdco, FRN, 6M TSFR + 4.50%, 10.014%, 12/11/28  3,252 3,289
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.073%, 2/14/31  80,668 81,177
BCPE Pequod Buyer, FRN, 1M TSFR + 3.50%, 9/19/31 (3) 18,430 18,552
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.75%,
11/25/28 (3)(5) 2,755 2,758
Citco Funding, FRN, 1M TSFR + 2.75%, 7.308%, 4/27/28  7,860 7,919
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.173%,
8/9/26  5,127 4,973
Edelman Financial Engines Center, FRN, 1M TSFR + 3.25%,
7.823%, 4/7/28  13,274 13,350
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.823%, 10/6/28 (3) 23,710 23,814
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 7.161%,
9/15/31 (3)(6) 43,650 44,028
GTCR Everest Borrower, FRN, 3M TSFR + 3.00%, 7.604%,
9/5/31  10,980 11,042
Hightower Holding, FRN, 3M TSFR + 3.50%, 8.071%, 4/21/28  29,584 29,843
HUB International, FRN, 3M TSFR + 2.75%, 7.367%, 6/20/30  76,415 76,952
Jane Street Group, FRN, 1M TSFR + 2.00%, 6.514%, 1/26/28  13,698 13,751
Jones Deslauriers Insurance Management, FRN, 3M TSFR +
3.25%, 7.821%, 3/15/30  19,814 19,872
OneDigital Borrower, FRN, 1M TSFR + 3.25%, 7.823%, 7/2/31  10,915 11,001
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.823%,
7/2/32 (3) 17,865 17,720
PEX Holdings, FRN, 1M TSFR + 2.75%, 11/19/31 (3)(5) 6,530 6,555
RFS OPCO, FRN, 1M TSFR + 4.75%, 11/25/31 (3)(5) 2,095 2,079
RFS OPCO, FRN, 1M TSFR + 4.75%, 9.354%, 4/4/31 (5) 4,205 4,163
Ryan Specialty, FRN, 1M TSFR + 2.25%, 6.823%, 9/15/31  3,240 3,251
Sedgwick Claims Management Services, FRN, 3M TSFR +
3.00%, 7.585%, 2/24/28  36,671 36,916
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 8.521%,
2/18/27  5,775 5,525
TIH Insurance Holdings, FRN, 3M TSFR + 3.25%, 7.854%,
5/6/31  10,807 10,831
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.354%,
5/6/32  45,575 46,509
USI, FRN, 3M TSFR + 2.75%, 7.354%, 11/22/29  10,635 10,695
USI, FRN, 3M TSFR + 2.75%, 7.354%, 9/27/30  3,593 3,612
588,020
Food  1.1%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 11/26/31 (3)(5) 4,825 4,572
Chobani, FRN, 1M TSFR + 3.25%, 7.937%, 10/25/27  3,989 4,013
Chobani, FRN, 1M TSFR + 3.75%, 8.323%, 10/25/27  7,455 7,496
Primary Products Finance, FRN, 3M TSFR + 3.50%, 8.248%,
4/1/29  8,671 8,694

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.173%,
3/17/27  6,671 6,708
Triton Water Holdings, FRN, 3M TSFR + 3.25%, 8.115%,
3/31/28  5,410 5,447
Triton Water Holdings, FRN, 3M TSFR + 4.00%, 8.604%,
3/31/28  2,829 2,848
39,778
Gaming  2.1%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.823%,
2/6/30  14,420 14,487
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.823%,
2/6/31  11,447 11,491
Great Canadian Gaming, FRN, 1M TSFR + 4.00%, 8.522%,
11/1/29  11,055 11,030
HRNI Holdings, FRN, 1M TSFR + 4.25%, 8.923%, 12/11/28  17,161 17,090
Light & Wonder International, FRN, 1M TSFR + 2.25%, 6.86%,
4/14/29  5,449 5,490
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.893%, 8/1/30  14,053 14,093
Playtika Holding, FRN, 1M TSFR + 2.75%, 7.437%, 3/13/28  2,316 2,324
Scientific Games Holdings, FRN, 3M TSFR + 3.00%, 7.59%,
4/4/29  3,622 3,633
79,638
Health Care  8.0%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 7.823%, 2/15/29  23,588 23,647
Auris Luxembourg III, FRN, 1M TSFR + 3.75%, 8.177%, 2/28/29  10,627 10,725
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.938%, 5/10/27  5,804 5,821
Concentra Health Services, FRN, 1M TSFR + 2.25%, 6.823%,
7/26/31 (5) 9,092 9,160
eResearchTechnology, FRN, 1M TSFR + 4.00%, 8.573%,
2/4/27  9,062 9,118
Financiere Mendel, FRN, 3M TSFR + 3.25%, 7.772%, 11/12/30  3,841 3,862
Hanger, FRN, 1M TSFR + 3.50%, 7.266%, 10/16/31 (6) 4,640 4,684
Heartland Dental, FRN, 1M TSFR + 4.50%, 9.073%, 4/28/28  15,533 15,557
Inception Finco, FRN, 3M TSFR + 4.50%, 9.104%, 3/10/31  7,580 7,635
Insulet, FRN, 1M TSFR + 2.50%, 7.073%, 8/4/31  4,470 4,496
LifePoint Health, FRN, 1M TSFR + 3.75%, 8.406%, 5/17/31  21,515 21,569
LifePoint Health, FRN, 1M TSFR + 4.00%, 8.632%, 5/17/31  19,137 19,167
MED ParentCo, FRN, 1M TSFR + 3.50%, 8.073%, 4/15/31  5,593 5,633
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.823%, 10/23/28  60,864 61,214
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 8.528%,
10/24/30 (6) 4,699 4,693
Phoenix Newco, FRN, 1M TSFR + 3.00%, 7.573%, 11/15/28  9,116 9,175
Radiology Partners, FRN, 3M TSFR + 3.50%, 1/31/29 (3) 770 763
Sebia, FRN, 3M TSFR + 4.00%, 8.604%, 12/13/27  12,524 12,532
Star Parent, FRN, 3M TSFR + 3.75%, 8.354%, 9/27/30  17,278 16,947

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Summit Behavioral Healthcare, FRN, 3M TSFR + 4.25%,
8.764%, 11/24/28  5,558 5,007
Surgery Center Holdings, FRN, 1M TSFR + 2.75%, 7.338%,
12/19/30  25,112 25,289
TTF Lower Intermediate, FRN, 1M TSFR + 3.75%, 8.323%,
7/18/31  5,880 5,931
VetStrategy Canada Holdings, FRN, 3M TSFR + 4.75%,
9.393%, 12/12/28  4,610 4,645
Vizient, FRN, 1M TSFR + 2.00%, 6.573%, 8/1/31  3,610 3,624
Waystar Technologies, FRN, 1M TSFR + 2.50%, 7.323%,
10/22/29  10,988 11,043
301,937
Information Technology  16.1%
Applied Systems, FRN, 3M TSFR + 3.00%, 7.604%, 2/24/31  48,502 48,891
Applied Systems, FRN, 3M TSFR + 5.25%, 9.854%, 2/23/32  32,638 33,547
AppLovin, FRN, 1M TSFR + 1.50%, 9.25%, 10/25/28  8,974 8,971
AppLovin, FRN, 1M TSFR + 1.50%, 9.25%, 8/16/30  5,476 5,477
Arches Buyer, FRN, 1M TSFR + 3.25%, 12/6/27 (3) 11,540 11,315
Barracuda Networks, FRN, 6M TSFR + 4.50%, 8/15/29 (3) 3,915 3,646
Boxer Parent, FRN, 3M TSFR + 3.75%, 8.335%, 7/30/31  8,990 9,047
Boxer Parent, FRN, 3M TSFR + 5.75%, 10.335%, 7/30/32  13,690 13,462
Capstone Borrower, FRN, 3M TSFR + 3.25%, 7.854%, 6/17/30  2,987 2,998
Central Parent, FRN, 3M TSFR + 3.25%, 7.854%, 7/6/29  15,250 15,259
Cloud Software Group, FRN, 1M TSFR + 3.75%, 8.309%,
3/24/31 (3) 18,652 18,732
Cloud Software Group, FRN, 3M TSFR + 3.50%, 8.021%,
3/30/29  39,494 39,607
Cloudera, FRN, 1M TSFR + 3.75%, 8.423%, 10/8/28  7,475 7,452
Cloudera, FRN, 1M TSFR + 6.00%, 10/8/29 (3)(5) 2,640 2,587
ConnectWise, FRN, 3M TSFR + 3.50%, 8.365%, 9/29/28  7,269 7,300
Conservice Midco, FRN, 1M TSFR + 3.50%, 8.073%, 5/13/27  3,626 3,644
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 9.522%,
12/12/29  7,155 7,182
Delta Topco, FRN, 3M TSFR + 3.50%, 8.198%, 11/30/29  16,191 16,290
Delta Topco, FRN, 3M TSFR + 5.25%, 9.948%, 11/29/30  23,420 23,752
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.954%, 4/11/31  13,913 13,953
ECI Macola, FRN, 3M TSFR + 3.25%, 7.842%, 5/9/30  11,083 11,170
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.595%, 10/29/29  31,647 31,973
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 11/14/32 (3) 32,985 33,150
Epicor Software, FRN, 1M TSFR + 3.25%, 7.823%, 5/30/31 (3) 60,499 60,933
Fleet U.S. Bidco, FRN, 6M TSFR + 2.75%, 7.578%, 2/21/31 (5) 6,400 6,416
Infinite Bidco, FRN, 3M TSFR + 7.00%, 11.847%, 3/2/29  5,600 4,753
Jaggaer, FRN, 1M TSFR + 3.25%, 10/7/31 (3) 7,605 7,646
Jaggaer, FRN, 1M TSFR + 5.25%, 10/7/32 (3) 9,015 8,970

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
McAfee, FRN, 1M TSFR + 3.25%, 7.803%, 3/1/29  28,917 28,997
MH Sub I, FRN, 1M TSFR + 4.25%, 8.823%, 5/3/28 (3) 22,764 22,786
MH Sub I, FRN, 3M TSFR + 6.25%, 10.823%, 2/23/29  10,930 10,684
Mitchell International, FRN, 1M TSFR + 5.25%, 9.823%, 6/17/32  6,878 6,805
Mosel Bidco, FRN, 3M TSFR + 4.50%, 9.104%, 9/16/30 (5) 2,695 2,725
Polaris Newco, FRN, 3M EURIBOR + 4.00%, 7.345%, 6/2/28
(EUR)  4,790 4,886
Polaris Newco, FRN, 3M TSFR + 4.00%, 8.847%, 6/2/28 (3) 5,868 5,889
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (3) 9,345 9,396
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (3) 21,277 21,357
RealPage, FRN, 1M TSFR + 3.00%, 7.687%, 4/24/28  5,767 5,726
RealPage, FRN, 1M TSFR + 6.50%, 11.187%, 4/23/29  26,543 26,183
SS&C Technologies, FRN, 1M TSFR + 2.00%, 6.573%, 5/9/31  3,451 3,465
607,022
Manufacturing  4.8%
Alliance Laundry Systems, FRN, 1M TSFR + 3.50%, 8.073%,
8/19/31  9,035 9,111
Engineered Machinery Holdings, FRN, 3M TSFR + 3.75%,
8.615%, 5/19/28  21,952 22,124
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.865%, 5/21/29  17,724 17,741
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.365%, 5/21/29  8,620 8,620
Filtration Group, FRN, 1M TSFR + 3.50%, 8.187%, 10/21/28  39,363 39,658
John Bean Technologies, FRN, 1M TSFR + 2.25%, 10/9/31 (3) 6,140 6,171
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.323%, 7/29/29 (3) 34,210 34,270
Madison IAQ, FRN, 6M TSFR + 2.75%, 7.889%, 6/21/28  10,666 10,719
Madison Safety & Flow, FRN, 1M TSFR + 3.25%, 7.823%,
9/26/31  7,515 7,595
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8.073%, 8/31/28 (3) 20,248 20,463
Watlow Electric Manufacturing, FRN, 1M TSFR + 3.50%,
8.085%, 3/2/28  5,520 5,561
182,033
Metals & Mining  0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 3.25%, 7.823%, 8/18/30  16,431 16,571
16,571
Miscellaneous  0.1%
Citadel Securities, FRN, 1M TSFR + 2.00%, 6.573%, 10/31/31  3,431 3,444
3,444
Other Telecommunications  1.9%
Frontier Communications Holdings, FRN, 6M TSFR + 3.50%,
8.763%, 7/1/31 (3) 17,960 18,110

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/15/30 (3) 2,820 2,880
Level 3 Financing, FRN, 1M TSFR + 6.56%, 11.133%,
4/15/29 (3) 22,260 22,719
Lumen Technologies, FRN, 1M TSFR + 2.35%, 7.037%,
4/15/29 (3) 6,035 5,639
Lumen Technologies, Class A, FRN, 3M TSFR + 6.00%,
10.573%, 6/1/28  5,554 5,550
Quality Tech, FRN, 1M TSFR + 3.50%, 8.024%, 10/30/31 (5) 7,580 7,523
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 3/9/27 (3) 7,545 7,210
69,631
Restaurants  1.0%
BCPE Grill Parent, FRN, 3M TSFR + 4.75%, 9.323%, 9/30/30  5,594 5,469
Dave & Buster's, FRN, 1M TSFR + 3.25%, 7.813%, 6/29/29  2,813 2,820
Fertitta Entertainment, FRN, 1M TSFR + 3.50%, 8.073%,
1/27/29  7,454 7,493
IRB Holding, FRN, 1M TSFR + 2.75%, 7.423%, 12/15/27  23,335 23,431
39,213
Retail  0.6%
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.085%, 11/8/27  15,298 15,402
Victra Holdings, FRN, 3M TSFR + 5.25%, 9.854%, 3/31/29 (3) 7,262 7,333
22,735
Satellites  0.7%
Connect Finco, FRN, 1M TSFR + 4.50%, 9.073%, 9/27/29  11,118 9,598
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.823%, 9/20/30  10,885 10,851
Viasat, FRN, 1M TSFR + 4.50%, 9.237%, 5/30/30  4,864 4,230
24,679
Services  9.7%
AAL Delaware Holdco, FRN, 1M TSFR + 3.50%, 8.073%,
7/30/31  4,690 4,725
AG Group Holdings, FRN, 1M TSFR + 4.00%, 8.594%, 12/29/28  4,259 4,263
Albion Financing 3, FRN, 3M TSFR + 4.25%, 9.096%, 8/16/29  15,528 15,677
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 8.423%,
5/12/28  32,739 32,944
Anticimex Global, FRN, 1M TSFR + 3.40%, 7.97%, 11/16/28  2,234 2,247
Anticimex Global, FRN, 3M TSFR + 3.15%, 7.72%, 11/16/28  5,051 5,064
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.173%, 12/11/28  7,529 7,560
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.423%, 12/10/29  25,040 24,977
Boost Newco Borrower, FRN, 3M TSFR + 2.50%, 7.104%,
1/31/31  31,240 31,496
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 6.802%,
4/29/29 (EUR)  5,220 5,549
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.00%, 7.056%,
6/21/28 (EUR)  1,265 1,345
CoreLogic, FRN, 1M TSFR + 6.50%, 11.187%, 6/4/29  8,595 8,374

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Crown Subsea Communications Holding, FRN, 3M TSFR +
4.00%, 8.573%, 1/30/31  7,147 7,232
Dayforce, FRN, 1M TSFR + 2.50%, 7.085%, 3/3/31 (3)(5) 7,369 7,415
Dun & Bradstreet, FRN, 1M TSFR + 2.25%, 6.836%, 1/18/29  3,582 3,591
EG America, FRN, 1M TSFR + 5.50%, 10.331%, 2/7/28 (3) 7,726 7,742
EG Finco, FRN, 3M EURIBOR + 7.00%, 9.912%, 4/30/27 (EUR)  6,745 7,052
Fortress Intermediate 3, FRN, 1M TSFR + 3.50%, 8.073%,
6/27/31  9,360 9,372
Fugue Finance, FRN, 3M TSFR + 3.75%, 8.249%, 2/26/31  1,353 1,363
Fugue Finance, FRN, 3M TSFR + 4.00%, 8.514%, 1/31/28  3,468 3,490
HireRight Holdings, FRN, 3M TSFR + 4.00%, 8.573%, 9/27/30  12,858 12,929
HomeServe USA Holding, FRN, 1M TSFR + 2.00%, 6.606%,
10/21/30  5,746 5,770
Icon Parent, FRN, 1M TSFR + 3.00%, 7.516%, 9/11/31  12,670 12,753
Icon Parent, FRN, 1M TSFR + 5.00%, 9.516%, 9/11/32 (3) 12,845 13,078
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.804%, 7/3/31 (5) 12,770 12,882
PODS, FRN, 3M TSFR + 3.00%, 7.847%, 3/31/28  9,570 8,880
Project Boost Purchaser, FRN, 3M TSFR + 3.50%, 8.147%,
7/2/31  15,027 15,154
Project Boost Purchaser, FRN, 3M TSFR + 5.25%, 9.897%,
7/16/32  5,520 5,617
Renaissance Holdings, FRN, 1M TSFR + 4.25%, 8.823%,
4/5/30  9,134 9,146
Staples, FRN, 3M TSFR + 5.75%, 10.689%, 9/4/29 (3) 3,900 3,708
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 8.588%,
4/30/30  5,456 5,496
UKG, FRN, 3M TSFR + 3.00%, 7.617%, 2/10/31  69,778 70,226
367,117
Utilities  3.7%
Alpha Generation, FRN, 1M TSFR + 2.75%, 7.323%,
9/30/31 (3) 20,195 20,332
Compass Power Generation, FRN, 1M TSFR + 3.75%, 8.323%,
4/14/29 (5) 3,711 3,752
Constellation Renewables, FRN, 3M TSFR + 2.25%, 6.764%,
12/15/27  11,080 11,119
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (3) 20,305 20,449
Eastern Power, FRN, 1M TSFR + 5.25%, 9.823%, 10/2/25  5,386 5,399
Edgewater Generation, FRN, 1M TSFR + 4.25%, 8.823%,
8/1/30  14,706 14,893
Hamilton Projects Acquiror, FRN, 1M TSFR + 3.75%, 8.323%,
5/31/31  5,726 5,769
Innio North America Holding, FRN, 3M TSFR + 3.25%, 7.897%,
11/2/28  3,129 3,147
Pike, FRN, 1M TSFR + 3.00%, 7.687%, 1/21/28  5,018 5,053
Talen Energy Supply, FRN, 1M TSFR + 3.50%, 8.023%, 5/17/30  17,443 17,535

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TerraForm Power Operating, FRN, 3M TSFR + 2.50%, 7.204%,
5/21/29  15,201 15,182
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 7.323%,
4/30/31  10,905 10,985
Wec U.S. Holdings, FRN, 1M TSFR + 2.25%, 6.803%, 1/27/31  7,217 7,241
140,856
Wireless Communications  1.8%
Asurion, FRN, 1M TSFR + 3.25%, 7.937%, 12/23/26  4,264 4,265
Asurion, FRN, 1M TSFR + 3.25%, 7.937%, 7/31/27  4,144 4,140
Asurion, FRN, 1M TSFR + 4.25%, 8.923%, 8/19/28 (3) 11,057 11,096
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/31/28  24,455 23,975
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/20/29  23,196 22,562
66,038
Total Bank Loans (Cost $3,219,636) 3,238,677
CORPORATE BONDS  8.9%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (1) 5,320 5,426
5,426
Airlines  0.2%
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 3,463 3,489
United Airlines, 4.375%, 4/15/26 (1) 2,580 2,541
6,030
Automotive  1.2%
Adient Global Holdings, 4.875%, 8/15/26 (1) 1,805 1,780
Clarios Global, 6.25%, 5/15/26 (1) 3,010 3,010
Ford Motor Credit, FRN, SOFR + 2.95%, 7.828%, 3/6/26  8,165 8,344
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 34,217 34,260
47,394
Broadcasting  0.4%
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 2,535 2,617
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 3,640 3,385
Townsquare Media, 6.875%, 2/1/26 (1) 3,329 3,317
Univision Communications, 8.00%, 8/15/28 (1) 5,879 6,004
15,323
Cable Operators  0.4%
Altice Financing, 9.625%, 7/15/27 (1) 1,129 1,050
CSC Holdings, 11.25%, 5/15/28 (1) 8,950 8,838
CSC Holdings, 11.75%, 1/31/29 (1) 7,345 7,281
17,169

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chemicals  0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(7) 99 84
Vibrantz Technologies, 9.00%, 2/15/30 (1) 3,830 3,624
3,708
Energy  0.4%
NGL Energy Operating, 8.125%, 2/15/29 (1) 2,260 2,302
Seadrill Finance, 8.375%, 8/1/30 (1) 3,292 3,354
Venture Global LNG, 9.50%, 2/1/29 (1) 3,440 3,836
Venture Global LNG, VR, 9.00% (1)(8)(9) 5,355 5,549
15,041
Entertainment & Leisure  0.2%
NCL, 8.125%, 1/15/29 (1) 3,043 3,230
NCL, 8.375%, 2/1/28 (1) 2,605 2,722
5,952
Financial  1.5%
Acrisure, 8.50%, 6/15/29 (1) 7,415 7,712
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 3,550 3,537
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 1,740 1,755
AssuredPartners, 5.625%, 1/15/29 (1) 4,375 4,156
Hightower Holding, 9.125%, 1/31/30 (1) 7,770 8,197
HUB International, 7.25%, 6/15/30 (1) 6,860 7,100
HUB International, 7.375%, 1/31/32 (1) 3,355 3,426
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 11,935 12,636
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 3,260 3,525
Navient, 9.375%, 7/25/30  3,270 3,589
Ryan Specialty, 4.375%, 2/1/30 (1) 585 553
56,186
Health Care  1.2%
Bausch + Lomb, 8.375%, 10/1/28 (1) 5,205 5,452
CHS, 8.00%, 12/15/27 (1) 3,495 3,478
CHS, 10.875%, 1/15/32 (1) 11,495 11,955
HCA, 5.375%, 2/1/25  3,320 3,322
LifePoint Health, 10.00%, 6/1/32 (1) 3,378 3,517
LifePoint Health, 11.00%, 10/15/30 (1) 14,755 16,230
43,954
Information Technology  0.8%
Cloud Software Group, 8.25%, 6/30/32 (1) 5,820 6,053
Cloud Software Group, 9.00%, 9/30/29 (1) 18,250 18,433
Dye & Durham, 8.625%, 4/15/29 (1) 3,395 3,573
Expedia Group, 6.25%, 5/1/25 (1) 1,019 1,020
29,079

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Lodging  0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 1,580 1,578
1,578
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 3,305 3,730
3,730
Other Telecommunications  0.6%
Level 3 Financing, 4.625%, 9/15/27 (1) 254 236
Level 3 Financing, 10.00%, 10/15/32 (1) 5,466 5,459
Level 3 Financing, 10.75%, 12/15/30 (1) 6,282 7,067
Level 3 Financing, 11.00%, 11/15/29 (1) 7,317 8,304
21,066
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (1) 2,755 2,920
2,920
Services  0.7%
Allied Universal Holdco, 7.875%, 2/15/31 (1) 3,556 3,627
Allied Universal Holdco, 9.75%, 7/15/27 (1) 6,950 6,976
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,630 2,778
eG Global Finance, 12.00%, 11/30/28 (1) 6,355 7,081
Sabre GLBL, 10.75%, 11/15/29 (1) 6,224 6,277
UKG, 6.875%, 2/1/31 (1) 1,725 1,772
28,511
Telephones  0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.548%,
3/20/26  2,690 2,719
2,719
Utilities  0.8%
NRG Energy, VR, 10.25% (1)(8)(9) 4,950 5,482
Talen Energy Supply, 8.625%, 6/1/30 (1) 4,903 5,271
Vistra, VR, 8.00% (1)(8)(9) 2,218 2,276
Vistra, Series C, VR, 8.875% (1)(8)(9) 12,060 12,995
Vistra Operations, 5.125%, 5/13/25 (1) 3,615 3,616
29,640
Total Corporate Bonds (Cost $327,784) 335,426
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $7,407 (4)
(5)(10) 8 7,378
Total Preferred Stocks (Cost $7,407) 7,378

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  11.0%
Money Market Funds  11.0%
T. Rowe Price Government Reserve Fund, 4.67% (11)(12) 414,778 414,778
Total Short-Term Investments (Cost $414,778) 414,778
Total Investments in Securities
106.0% of Net Assets
(Cost $3,970,472) $ 3,997,135
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $318,328 and represents 8.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) See Note 2. Level 3 in fair value hierarchy.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at November 30, 2024, were $5,517 and were valued at
$5,555 (0.1% of net assets).
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,378 and represents 0.2% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.801% (SOFR + 0.00%) at
Maturity, 12/20/24 12,150 640 — 640
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.823% (SOFR + 0.00%) at
Maturity, 12/20/24 6,620 217 — 217
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.823% (SOFR + 0.00%) at
Maturity, 3/20/25 17,265 381 — 381
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.823% (SOFR + 0.00%) at
Maturity, 6/20/25 10,645 180 — 180
Total Bilateral Total Return Swaps — 1,418
Total Bilateral Swaps — 1,418

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 21,363 EUR 20,171 $ (34)
State Street 2/21/25 USD 4,337 EUR 4,118 (32)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (66)

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ —# $ — $ 7,236+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 255,321  ¤  ¤ $ 414,778^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $7,236 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $414,778.

T. ROWE PRICE Floating Rate Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,970,472) $ 3,997,135
Receivable for investment securities sold 38,173
Interest receivable 23,688
Cash 9,740
Receivable for shares sold 3,022
Unrealized gain on bilateral swaps 1,418
Due from affiliates 512
Foreign currency (cost $59) 59
Other assets 99
Total assets 4,073,846
Liabilities
Payable for investment securities purchased 289,542
Payable for shares redeemed 4,747
Investment management fees payable 1,780
Unrealized loss on forward currency exchange contracts 66
Payable to directors 2
Other liabilities 6,448
Total liabilities 302,585
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 3,771,261

T. ROWE PRICE Floating Rate Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (290,663)
Paid-in capital applicable to 404,214,314 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 4,061,924
NET ASSETS $ 3,771,261
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,704,720; Shares outstanding:
182,736,099) $ 9.33
Advisor Class
(Net assets: $10,981; Shares outstanding: 1,174,217) $ 9.35
I Class
(Net assets: $900,415; Shares outstanding: 96,475,739) $ 9.33
Z Class
(Net assets: $1,155,145; Shares outstanding:
123,828,259) $ 9.33

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 155,432
Dividend 7,236
Other 1
Total income 162,669
Expenses
Investment management 10,706
Shareholder servicing
Investor Class $ 1,157
Advisor Class 9
I Class 78 1,244
Rule 12b-1 fees
Advisor Class 12
Prospectus and shareholder reports
Investor Class 48
I Class 10
Z Class 1 59
Interest and borrowing-related 313
Custody and accounting 126
Registration 66
Legal and audit 42
Directors 6
Miscellaneous 202
Waived / paid by Price Associates (3,536)
Total expenses 9,240
Net investment income 153,429

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (5,689)
Swaps 707
Forward currency exchange contracts 783
Foreign currency transactions 204
Net realized loss (3,995)
Change in net unrealized gain / loss
Securities 12,946
Swaps 202
Forward currency exchange contracts (94)
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss 13,052
Net realized and unrealized gain / loss 9,057
INCREASE IN NET ASSETS FROM OPERATIONS $ 162,486

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 153,429 $ 309,743
Net realized loss (3,995) (28,737)
Change in net unrealized gain / loss 13,052 133,281
Increase in net assets from operations 162,486 414,287
Distributions to shareholders
Net earnings
Investor Class (64,926) (122,926)
Advisor Class (401) (845)
I Class (34,905) (62,113)
Z Class (51,970) (121,056)
Decrease in net assets from distributions (152,202) (306,940)
Capital share transactions
*
Shares sold
Investor Class 513,041 793,629
Advisor Class 3,028 4,960
I Class 186,264 349,618
Z Class 14,035 56,056
Distributions reinvested
Investor Class 60,133 115,679
Advisor Class 374 791
I Class 31,263 57,115
Z Class 51,644 121,626
Shares redeemed
Investor Class (423,717) (770,817)
Advisor Class (1,822) (11,351)
I Class (140,442) (337,427)
Z Class (165,374) (431,336)
Increase (decrease) in net assets from capital
share transactions 128,427 (51,457)

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 138,711 55,890
Beginning of period 3,632,550 3,576,660
End of period $ 3,771,261 $ 3,632,550
*Share information (000s)
Shares sold
Investor Class 55,224 85,904
Advisor Class 325 536
I Class 20,040 37,821
Z Class 1,511 6,068
Distributions reinvested
Investor Class 6,469 12,523
Advisor Class 40 86
I Class 3,363 6,180
Z Class 5,556 13,173
Shares redeemed
Investor Class (45,627) (83,555)
Advisor Class (196) (1,235)
I Class (15,115) (36,626)
Z Class (17,832) (47,026)
Increase (decrease) in shares outstanding 13,758 (6,151)

T. ROWE PRICE Floating Rate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the
Floating Rate Fund (Investor Class), the Floating Rate Fund–Advisor Class
(Advisor Class), the Floating Rate Fund–I Class (I Class) and the Floating
Rate Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Floating Rate Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Floating Rate Fund

New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Floating Rate Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Floating Rate Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2024, totaled $457,000 for the six months ended November 30, 2024. During the six months, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 336,302 $ — $ 336,302
Bank Loans — 3,160,683 77,994 3,238,677
Preferred Stocks — — 7,378 7,378
Short-Term Investments 414,778 — — 414,778
Total Securities 414,778 3,496,985 85,372 3,997,135
Swaps — 1,418 — 1,418
Total $ 414,778 $ 3,498,403 $ 85,372 $ 3,998,553
Liabilities
Forward Currency Exchange
Contracts $ — $ 66 $ — $ 66
1
Includes Asset-Backed Securities and Corporate Bonds.

T. ROWE PRICE Floating Rate Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
11/30/24
Investment in Securities
Bank Loans $ 70,359 $ 439 $ 63,298 $ (16,020) $ (40,082) $ 77,994
Preferred Stocks — (29) 7,407 — — 7,378
Total $ 70,359 $ 410 $ 70,705 $ (16,020) $ (40,082) $ 85,372

T. ROWE PRICE Floating Rate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Credit derivatives Bilateral Swaps $ 1,418
Total $ 1,418
Liabilities
Foreign exchange derivatives Forwards $ 66
Total $ 66
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 783 $ — $ 783
Credit derivatives — 707 707
Total $ 783 $ 707 $ 1,490
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (94) $ — $ (94)
Credit derivatives — 202 202
Total $ (94) $ 202 $ 108

T. ROWE PRICE Floating Rate Fund

derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral had been posted

T. ROWE PRICE Floating Rate Fund

by the fund to counterparties for bilateral derivatives.  As of November 30,
2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $800,000 cash and securities valued at $521,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash

T. ROWE PRICE Floating Rate Fund

settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Floating Rate Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Floating Rate Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,218,521,000 and
$2,153,201,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$314,305,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,971,435,000. Net unrealized gain aggregated $27,222,000 at period-end, of which $40,819,000 related to appreciated investments and $13,597,000 related to depreciated investments.

T. ROWE PRICE Floating Rate Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Floating Rate Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $31,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.94% 0.95% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 09/30/25 N/A
(Waived)/repaid during the
period ($000s) $— $(4) $— $(3,532)

T. ROWE PRICE Floating Rate Fund

accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $249,000 for T. Rowe Price
Services, Inc.; and $2,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE Floating Rate Fund

NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the U.S.
borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and
$250 million is available to the U.S. tax-free high yield borrowers, on a first-
come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Secured Overnight
Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Effective
Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At
November 30, 2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was
$1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE Floating Rate Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F194-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025